THE HENLOPEN FUND

                                QUARTERLY REPORT
                                 MARCH 31, 2003

To My Fellow Shareholders:

For the quarter ending March 31, 2003, The Henlopen Fund decreased 4.17%. Annualized returns for the Fund for one, three, five and ten years are -21.32%, -21.43%, -0.38% and +10.95%, respectively. Since inception on December 2, 1992, the Fund has an annualized return of 11.44%.

After a brief respite in the fourth quarter of 2002, investors' malaise returned in the March quarter. The stock market spent most of the quarter in a steady decline until a sharp war-related rally in March left the major indices mixed for the first quarter of 2003. The Henlopen Fund benefited from continued leadership in the retail and financial sectors, offset by a correction in the energy sector and moderate declines in the broader market indices.

The swift ousting of the Hussein regime in Iraq and the securing of that country's oil fields without extensive damage exceeded even optimists' best case scenario. While much work and many headlines remain in the Iraqi operation, the markets finally appear willing to put the economy and company fundamentals into the forefront. According to the Institute for Supply Management, March was the 17th consecutive month of growth in the overall economy, yet weak consumer confidence and payroll statistics reflect the anemic pace of this growth and continue to fan fears of a double-dip recession. Corporate earnings have been more positive than not but remain driven by cost cutting rather than strong revenue generation. Few companies are admitting to comfort and visibility in this environment, but none with which we have talked see conditions worsening. In other words, the glass is half full, but with fear, uncertainty and doubt.

We believe that this backdrop will likely keep the market bound in a trading range in the short-term, which would be an unexciting but welcome relief from the downdraft of the past three years. Superior stock picking will be essential for performance in such a scenario, and market reaction to first quarter earnings is already bearing this out as companies with good fundamentals are being rewarded while others continue to flounder. We are comfortable with such an environment and continue to position The Henlopen Fund to benefit from increasing recognition of companies with strong growth prospects.

Sincerely yours,

/s/ Michael L. Hershey                          /s/ Bruce V. Vogenitz

Michael L. Hershey                              Bruce V. Vogenitz
President                                       Vice President

                        MANAGED BY LANDIS ASSOCIATES LLC
                              WWW.HENLOPENFUND.COM

         COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT*<F1> IN The Henlopen Fund, S&P 500 Index and Lipper Growth Fund Index

     Date      The Henlopen Fund    S&P 500 Index    Lipper Growth Fund Index
     ----      -----------------    -------------    ------------------------
    12/2/92         $10,000            $10,000               $10,000
   12/31/92         $10,010            $10,162               $10,204
    3/31/93         $10,821            $10,604               $10,507
    6/30/93         $11,562            $10,654               $10,661
    9/30/93         $12,450            $10,926               $11,173
   12/31/93         $12,999            $11,179               $11,426
    3/31/94         $12,760            $10,758               $11,084
    6/30/94         $12,126            $10,804               $10,841
    9/30/94         $12,853            $11,332               $11,373
   12/31/94         $12,644            $11,330               $11,246
    3/31/95         $13,583            $12,430               $12,059
    6/30/95         $15,494            $13,613               $13,349
    9/30/95         $17,819            $14,692               $14,563
   12/31/95         $17,453            $15,574               $14,918
    3/31/96         $19,233            $16,409               $15,591
    6/30/96         $21,442            $17,144               $16,107
    9/30/96         $21,024            $17,670               $16,566
   12/31/96         $21,182            $19,141               $17,527
    3/31/97         $20,072            $19,658               $17,468
    6/30/97         $22,519            $23,083               $20,228
    9/30/97         $28,095            $24,811               $22,301
   12/31/97         $25,971            $25,524               $22,450
    3/31/98         $31,183            $29,084               $25,229
    6/30/98         $29,902            $30,041               $25,946
    9/30/98         $23,918            $27,058               $22,985
   12/31/98         $30,323            $32,818               $28,216
    3/31/99         $30,744            $34,456               $29,647
    6/30/99         $34,816            $36,885               $31,571
    9/30/99         $34,260            $34,582               $29,936
   12/31/99         $49,162            $39,781               $36,103
    3/31/00         $63,069            $40,678               $38,735
    6/30/00         $53,512            $39,597               $37,119
    9/30/00         $50,296            $39,213               $36,626
   12/31/00         $40,041            $36,145               $32,176
    3/31/01         $33,035            $31,860               $26,892
    6/30/01         $38,551            $33,724               $28,772
    9/30/01         $30,774            $28,787               $23,228
   12/31/01         $40,339            $31,864               $26,394
    3/31/02         $38,887            $31,952               $25,829
    6/30/02         $33,882            $27,671               $22,200
    9/30/02         $27,404            $22,891               $18,737
   12/31/02         $31,925            $24,821               $20,007
    3/31/03         $30,593            $24,039               $19,563

*<F1> assumes equal $10,000 investments made on inception date of December 2, 1992.

Past performance is not predictive of future performance. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

                               THE HENLOPEN FUND

                            STATEMENT OF NET ASSETS
                           March 31, 2003 (Unaudited)

SHARES OR
PRINCIPAL
  AMOUNT                                                          VALUE (B)<F3>
  ------                                                          -------------
COMMON STOCKS -- 96.1% (A)<F2>

               APPAREL & SHOES -- 2.1%
    95,000     Ashworth, Inc.                                      $   603,250
    30,000     Brown Shoe Company, Inc.                                812,100
                                                                   -----------
                                                                     1,415,350
               AUTO & TRUCK RELATED -- 0.6%
    30,000     ArvinMeritor, Inc.                                      419,700

               BASIC MATERIALS -- 0.4%
    55,000     Universal Stainless &
                 Alloy Products, Inc.                                  275,550

               COMMUNICATIONS -- 3.1%
    60,000     F5 Networks, Inc.                                       757,800
   200,000     NMS Communications Corp.                                288,000
   100,000     Packeteer, Inc.                                         980,000
   301,000     Science Dynamics Corp.                                   21,070
   500,000     U.S. Wireless Data Inc.                                 110,000
                                                                   -----------
                                                                     2,156,870

               COMPUTER PERIPHERALS -- 0.9%
    95,000     Dot Hill Systems Corp.                                  581,400

               CONSTRUCTION SERVICES -- 1.9%
    40,000     Chicago Bridge & Iron
                 Co. N.V.-NYS                                          649,600
    50,000     Dominion Homes, Inc.                                    680,000
                                                                   -----------
                                                                     1,329,600

               DISTRIBUTION -- 1.7%
    75,000     D & K Healthcare Resources, Inc.                        767,250
    60,000     Insight Enterprises, Inc.                               423,000
                                                                   -----------
                                                                     1,190,250

               FINANCIAL SERVICES -- 11.4%
       400     Berkshire Hathaway Inc. Cl B                            854,800
    35,000     Doral Financial Corp.                                 1,237,250
    55,000     Hub International Ltd.                                  740,300
    30,000     Hudson United Bancorp                                   924,000
   136,000     Penn-America Group, Inc.                              1,384,480
    80,000     W Holding Company, Inc.                               1,468,800
    40,000     WSFS Financial Corp.                                  1,264,000
                                                                   -----------
                                                                     7,873,630

               FOOD & BEVERAGES -- 1.3%
    50,000     Chiquita Brands International, Inc.                     548,500
    50,000     Del Monte Foods Co.                                     373,000
                                                                   -----------
                                                                       921,500

               FURNITURE -- 1.0%
    32,900     Stanley Furniture Company, Inc.                         705,376

               HEALTHCARE MANAGEMENT -- 0.7%
    20,000     AmSurg Corp.                                            504,000

               HEALTHCARE PRODUCTS -- 18.1%
   310,000     IGEN International, Inc.                             10,970,900
   160,000     PharmaNetics, Inc.                                    1,520,000
                                                                   -----------
                                                                    12,490,900

               HEALTHCARE SERVICES -- 3.2%
    35,000     eResearch Technology, Inc.                              939,400
    80,000     SFBC International, Inc.                              1,234,400
                                                                   -----------
                                                                     2,173,800

               LEISURE/ENTERTAINMENT -- 5.2%
   200,000     Acres Gaming Inc.                                     1,516,000
    50,000     Alliance Gaming Corp.                                   750,000
    50,000     Aztar Corp.                                             671,500
    50,000     Boyd Gaming Corp.                                       637,500
                                                                   -----------
                                                                     3,575,000

               MEDICAL PRODUCTS/SUPPLIES -- 0.9%
    60,000     Medical Action Industries Inc.                          648,000

               MISCELLANEOUS MANUFACTURING -- 2.6%
   150,000     Axsys Technologies, Inc.                              1,108,500
   100,000     Innovex, Inc. -- MN                                     649,000
                                                                   -----------
                                                                     1,757,500

               OIL & GAS EXPLORATION/PRODUCTION -- 9.0%
    15,750     Apache Corp.                                            972,405
   100,000     Comstock Resources, Inc.                              1,010,000
    25,000     Newfield Exploration Co.                                847,250
    40,000     Pioneer Natural Resources Co.                         1,004,000
    50,000     Plains Exploration
                 & Production Co.                                      412,500
    50,000     Prima Energy Corp.                                      937,000
    25,000     Valero Energy Corp.                                   1,034,500
                                                                   -----------
                                                                     6,217,655

               OILFIELD PRODUCTS/SERVICES -- 11.1%
    75,000     Grant Prideco, Inc.                                     904,500
   600,000     Grey Wolf, Inc.                                       2,364,000
    20,000     Maverick Tube Corp.                                     372,000
    50,000     Patterson-UTI Energy, Inc.                            1,615,500
    25,000     Rowan Companies, Inc.                                   491,500
   110,000     Universal Compression
                 Holdings, Inc.                                      1,919,500
                                                                   -----------
                                                                     7,667,000

               RESTAURANTS -- 0.9%
    80,000     Total Entertainment
                 Restaurant Corp.                                      650,400

               RETAILING -- 8.1%
    70,000     A.C. Moore Arts & Crafts, Inc.                          968,100
    20,000     Carmax Inc.                                             291,400
    15,000     Fred's, Inc.                                            417,750
    40,000     Gart Sports Co.                                         763,200
    50,000     Jos. A. Bank Clothiers, Inc.                          1,221,000
   400,000     Rite Aid Corp.                                          896,000
    75,000     TBC Corp.                                             1,050,000
                                                                   -----------
                                                                     5,607,450

               SEMICONDUCTORS/RELATED -- 3.5%
    40,000     ATMI, Inc.                                              770,400
    70,000     Fairchild Semiconductor
                 International, Inc.                                   732,200
    35,000     Intersil Corp.                                          544,600
   350,000     Optical Communication
                 Products, Inc.                                        336,000
                                                                   -----------
                                                                     2,383,200

               SOFTWARE & RELATED SERVICES -- 4.8%
    50,000     ActivCard Corp.                                         493,000
   370,500     Bitstream Inc.                                          637,260
    90,000     ILOG S.A. SP-ADR                                        360,000
   300,000     Level 8 Systems, Inc.                                    87,000
   350,000     ON Technology Corp.                                     927,500
    10,000     SafeNet, Inc.                                           204,900
   285,000     TeleCommunication Systems, Inc.                         570,000
                                                                   -----------
                                                                     3,279,660

               TEXTILES -- 1.5%
   100,000     Quaker Fabric Corp.                                     550,000
   106,400     Unifi, Inc.                                             511,784
                                                                   -----------
                                                                     1,061,784

               TRANSPORTATION -- 2.1%
    70,000     Celadon Group, Inc.                                     555,800
    60,000     Stelmar Shipping Ltd.                                   900,600
                                                                   -----------
                                                                     1,456,400
                                                                   -----------
                    Total common stocks                             66,341,975

SHORT-TERM INVESTMENTS -- 5.1% (A)<F2>

               VARIABLE RATE DEMAND NOTES -- 5.1%
$3,395,000     U.S. Bank, N.A.                                       3,395,000
   154,291     Wisconsin Corporate
                 Central Credit Union                                  154,291
                                                                   -----------
                    Total short-term investments                     3,549,291
                                                                   -----------
                    Total investments                               69,891,266
               Liabilities, less cash and
                 receivables -- (1.2%) (A)<F2>                        (813,723)
                                                                   -----------
                    NET ASSETS                                     $69,077,543
                                                                   -----------
                                                                   -----------
               Net Asset Value Per Share
                 (No par value, unlimited
                 shares authorized), offering
                 and redemption price
                 ($69,077,543 / 4,555,925
                 shares outstanding)                                    $15.16
                                                                        ------
                                                                        ------

(a)<F2>   Percentages for the various classifications relate to net assets.
(b)<F3> Each security, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded or if no sale is reported, the latest bid price. Securities which are traded over-the-counter are valued at the latest bid price. Short-term investments are valued at cost which approximates quoted market value.
NYS - NY Registered Shares

                               BOARD OF TRUSTEES

                               HOWARD E. COSGROVE
                       Chief Executive Officer (Retired)
                                 Conectiv, Inc.
                              Wilmington, Delaware

                              ROBERT J. FAHEY, JR.
                                Senior Director
                              Cushman & Wakefield
                           Philadelphia, Pennsylvania

                               MICHAEL L. HERSHEY
                                   Chairman,
                             Landis Associates LLC
                          Kennett Square, Pennsylvania

                               STEPHEN L. HERSHEY
                              Orthopaedic Surgeon
                                Newark, Delaware

                                 JOHN H. REMER
                                    Retired
                          Kennett Square, Pennsylvania

                            U.S. BANK INSTITUTIONAL
                                TRUST & CUSTODY
                                   Custodian

                               U.S. BANCORP FUND
                                 SERVICES, LLC
                               Transfer Agent and
                           Dividend Disbursing Agent

                             LANDIS ASSOCIATES LLC
                               Investment Adviser

                           PRICEWATERHOUSECOOPERS LLP
                            Independent Accountants

                                FOLEY & LARDNER
                                 Legal Counsel

                               THE HENLOPEN FUND
                        LONGWOOD CORPORATE CENTER SOUTH
                          415 MCFARLAN ROAD, SUITE 213
                       KENNETT SQUARE, PENNSYLVANIA 19348
                    (610-925-0400)     WWW.HENLOPENFUND.COM

 This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of The Henlopen Fund unless accompanied or preceded by the Fund's current prospectus.